INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of tax expense (benefit)
	As of December 31,
	2011	2012	2013
Current Tax	60,530	72,395	127,439
Deferred Tax	(35,714)	(18,226)	(22,619)
Total	24,816	54,169	104,820

Schedule of a reconciliation between the effective income tax rate and PRC statutory income tax rate

	Year Ended December 31,
	2011	2012	2013
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	3%	3%	3%
Effect of different tax rate of group entities operating in other jurisdictions	(3)%	1%	(1)%
Effect of change in valuation allowance	9%	6%	3%
Effect of tax holiday	(17)%	(12)%	(3)%
Effective tax rate	17%	23%	27%

Schedule of the aggregate amount and per share effect of the tax holidays
	Year Ended December 31,
	2011	2012	2013
Aggregate amount	24,156	28,139	12,721
Per share effect—basic	0.10	0.12	0.05
Per share effect—diluted	0.10	0.11	0.05

Schedule of the principal components of the Group's deferred income tax assets and liabilities

	As of December 31,
	2012	2013
Deferred tax assets:
Net loss carryforward	71,564	90,983
Pre-opening expenses	1,405	393
Deferred revenue	37,688	48,960
Deferred rent	4,200	5,450
Unfavorable lease	2,704	3,698
Bad debt provision	796	1,892
Accrual for customer loyalty program	3,241	3,765
Accrued payroll	3,248	2,001
Share-based compensation	10,422	12,267
Others	193	1,354
Valuation allowance	(36,283)	(51,596)
Total deferred tax assets	99,178	119,167
Deferred tax liabilities:
Favorable lease	18,670	24,340
Capitalized interest	1,836	1,601
Others	1,829	281
Total deferred tax liabilities	22,335	26,222
Deferred tax assets are analyzed as:
Current	44,231	51,759
Non-Current	54,947	67,408
	99,178	119,167
Deferred tax liabilities are analyzed as:
Current	—	151
Non-current	22,335	26,071
	22,335	26,222

Schedule of unrecognized tax benefits
	As of December 31,
	2011	2012	2013
Balance at January 1	799	1,494	4,148
Addition for tax positions	695	2,654	2,974
Balance at December 31	1,494	4,148	7,122